Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
March 31, 2022
MNF-NPRT1-0522
1.814649.117
Municipal Bonds - 97.1%
	Principal Amount (a)	Value ($)
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C:
6.25% 10/1/34 (b)	515,000	541,050
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	335,000	356,378
Series 2019 A, 5% 10/1/23 (Escrowed to Maturity) (b)	1,785,000	1,865,437
TOTAL GUAM		2,762,865
Minnesota - 96.2%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/24	1,110,000	1,167,725
5% 2/1/25	1,015,000	1,066,476
5% 2/1/26	1,220,000	1,282,546
5% 2/1/27	1,285,000	1,350,169
5% 2/1/28	1,345,000	1,412,717
5% 2/1/29	1,415,000	1,485,461
5% 2/1/34	1,800,000	1,883,691
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,095,547
5% 10/1/29	785,000	856,683
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,545,898
5% 2/1/31	3,600,000	3,973,771
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,065,070
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,062,649
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	599,952
5% 6/1/26	500,000	538,379
5% 6/1/28	1,000,000	1,099,747
5% 6/1/30	625,000	683,349
5% 6/1/31	700,000	763,605
5% 6/1/33	1,400,000	1,523,330
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,274,290
5% 2/1/31	1,245,000	1,340,750
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	810,490
5% 11/1/25	250,000	267,339
5% 11/1/26	500,000	533,428
5% 11/1/27	420,000	447,211
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,232,503
4% 2/1/36	1,360,000	1,465,795
4% 2/1/37	1,200,000	1,291,467
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,063,139
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	899,601
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,682,993
5% 2/15/48	3,000,000	3,343,472
5% 2/15/58	3,125,000	3,466,184
Series 2021 A:
4% 6/15/32	535,000	567,634
4% 6/15/35	550,000	580,938
Series 2022 A:
4% 6/15/37	1,140,000	1,203,350
4% 6/15/38	400,000	421,451
4% 6/15/39	250,000	262,926
5% 6/15/23	300,000	310,574
5% 6/15/25	565,000	606,232
5% 6/15/26	360,000	392,142
5% 6/15/28	935,000	1,043,133
5% 6/15/29	775,000	873,086
5% 6/15/31	905,000	1,039,713
5% 6/15/33	1,170,000	1,355,006
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/23	380,000	390,329
5% 2/1/24	400,000	421,244
5% 2/1/25	375,000	404,269
5% 2/1/26	395,000	435,705
5% 2/1/27	370,000	415,289
5% 2/1/28	350,000	398,584
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,985,119
Series 2020 A, 4% 2/1/31	2,120,000	2,304,233
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	1,970,167
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,898,465
5% 12/1/40	7,200,000	8,082,065
Series 2016 B, 5% 12/1/31	1,155,000	1,306,387
Series 2017 C, 5% 12/1/33	3,075,000	3,473,662
Series 2019 B, 5% 12/15/39	3,725,000	4,339,453
Series 2020 A, 5% 12/1/31	4,765,000	5,784,334
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 4% 2/1/30	1,520,000	1,685,215
Jordan Ind. School District:
Series 2014 A, 5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	960,000	986,254
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	40,000	41,094
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,301,785
5% 9/1/25	215,000	233,831
5% 9/1/28	695,000	753,893
5% 9/1/30	1,500,000	1,621,617
5% 9/1/31	1,300,000	1,403,783
5% 9/1/32	1,000,000	1,079,023
Series 2017:
5% 5/1/26	1,355,000	1,498,922
5% 5/1/27	1,400,000	1,577,966
5% 5/1/28	2,915,000	3,281,411
5% 5/1/29	1,000,000	1,122,908
5% 5/1/30	900,000	1,008,101
5% 5/1/31	580,000	648,346
5% 5/1/32	500,000	558,353
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,977,085
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 B, 5% 3/1/32	4,500,000	5,370,159
Series 2020 D:
5% 3/1/30	1,295,000	1,555,971
5% 3/1/31	1,355,000	1,653,481
Series 2021 C, 5% 12/1/29	2,000,000	2,393,499
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/28	2,975,000	3,367,663
5% 11/15/29	1,040,000	1,176,193
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/26	3,015,000	3,166,455
5% 1/1/28	4,100,000	4,295,155
5% 1/1/29	2,150,000	2,252,337
5% 1/1/30	2,000,000	2,093,445
5% 1/1/31	6,020,000	6,301,269
Series 2016 A:
5% 1/1/30	4,275,000	4,752,114
5% 1/1/31	2,375,000	2,634,534
5% 1/1/32	2,900,000	3,213,042
Series 2016 C, 5% 1/1/46	4,770,000	5,205,575
Series 2016 D:
5% 1/1/23 (b)	670,000	686,209
5% 1/1/27 (b)	350,000	385,588
5% 1/1/28 (b)	430,000	472,263
5% 1/1/29 (b)	225,000	246,475
5% 1/1/30 (b)	480,000	525,690
5% 1/1/31 (b)	200,000	218,580
5% 1/1/32 (b)	200,000	218,318
5% 1/1/33 (b)	220,000	239,892
5% 1/1/34 (b)	225,000	245,134
5% 1/1/35 (b)	225,000	244,647
5% 1/1/36 (b)	220,000	238,870
5% 1/1/37 (b)	250,000	270,880
5% 1/1/41 (b)	725,000	782,751
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	926,060
5% 11/15/28	1,380,000	1,503,485
5% 11/15/29	1,000,000	1,087,673
5% 11/15/30	1,000,000	1,087,673
5% 11/15/31	3,665,000	3,986,320
5% 11/15/32	2,200,000	2,392,880
Series 2018 A:
5% 11/15/34	3,350,000	3,860,397
5% 11/15/35	2,500,000	2,878,579
5% 11/15/36	2,500,000	2,876,171
5% 11/15/49	4,935,000	5,559,434
Series 2021:
4% 11/15/36	1,000,000	1,091,186
4% 11/15/40	3,000,000	3,234,097
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,317,475
Series 2019 B, 5% 2/1/32	1,815,000	2,125,526
(MN SD Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,153,795
Series 2018 B, 5% 2/1/33	3,190,000	3,680,605
Series 2017 A, 4% 2/1/33	1,415,000	1,545,875
Series 2017 B:
4% 2/1/33	2,595,000	2,835,014
4% 2/1/34	2,595,000	2,832,125
Series 2020 B, 4% 2/1/36	1,745,000	1,919,028
Series 2020 C, 4% 2/1/38	1,665,000	1,822,413
Series 2021 B:
5% 2/1/41	1,180,000	1,409,601
5% 2/1/42	1,235,000	1,472,506
Series 2021 C:
5% 2/1/40	1,585,000	1,896,067
5% 2/1/41	1,660,000	1,982,998
5% 2/1/42	1,745,000	2,080,585
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,143,828
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,586,120
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	2,073,493
Series 2017 A:
5% 10/1/31	5,000,000	5,719,737
5% 10/1/33	3,335,000	3,815,065
Series 2018 B, 4% 8/1/35	5,270,000	5,808,328
Series 2019 A:
5% 8/1/31	1,000,000	1,185,656
5% 8/1/35	5,030,000	5,934,086
Series 2020 A:
5% 8/1/35	6,000,000	7,202,006
5% 8/1/37	6,000,000	7,184,835
5% 8/1/40	2,500,000	2,975,972
Series 2021 A, 4% 9/1/41	10,000,000	11,129,800
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	449,532
5% 3/1/30	500,000	565,076
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	565,891
5% 10/1/28	735,000	830,757
5% 10/1/29	760,000	858,378
5% 10/1/30	655,000	740,453
Series 2016 A, 5% 5/1/46	3,610,000	3,687,177
Series 2017 A, 4% 10/1/35	800,000	852,348
Series 2017:
5% 3/1/28	2,000,000	2,251,619
5% 3/1/31	1,000,000	1,131,754
5% 10/1/31	590,000	661,992
5% 3/1/34	530,000	598,277
5% 10/1/34	440,000	493,837
5% 10/1/35	555,000	622,469
Series 2018 A:
5% 10/1/34	1,155,000	1,292,147
5% 10/1/35	500,000	558,603
5% 10/1/45	3,650,000	4,019,701
Series 2019:
3% 12/1/22	100,000	100,728
3% 12/1/23	100,000	101,090
4% 12/1/24	100,000	103,580
4% 12/1/25	180,000	188,344
4% 12/1/26	190,000	200,177
4% 12/1/27	195,000	206,783
4% 12/1/28	240,000	255,588
4% 12/1/29	285,000	304,674
4% 12/1/30	200,000	212,679
4% 12/1/31	450,000	476,939
4% 12/1/32	690,000	729,622
4% 12/1/33	750,000	792,497
4% 12/1/34	225,000	237,325
4% 12/1/40	2,900,000	3,028,936
5% 10/1/29	400,000	465,699
5% 10/1/40	1,000,000	1,142,175
Series 2021:
3% 3/1/40	365,000	353,801
3% 3/1/43	325,000	304,283
4% 3/1/23	195,000	199,306
4% 10/1/23	840,000	867,192
4% 3/1/24	205,000	212,903
4% 10/1/24	440,000	459,148
4% 3/1/25	175,000	184,724
4% 10/1/25	585,000	618,281
4% 3/1/26	100,000	107,133
4% 10/1/26	600,000	640,183
4% 3/1/27	125,000	135,665
4% 10/1/27	410,000	441,317
4% 3/1/28	125,000	136,849
4% 10/1/28	675,000	731,115
4% 3/1/29	100,000	110,512
4% 10/1/29	460,000	501,121
4% 3/1/30	150,000	167,209
4% 3/1/31	125,000	140,140
4% 3/1/32	140,000	155,255
4% 3/1/33	140,000	154,715
4% 3/1/34	150,000	165,281
4% 3/1/35	125,000	137,249
4% 3/1/36	125,000	137,116
4% 3/1/37	100,000	109,553
4% 10/1/46	1,000,000	1,068,850
4% 10/1/50	1,000,000	1,065,782
Series Eight-G, 5% 12/1/31	1,000,000	1,088,645
Series Eight-J:
5% 3/1/26	1,015,000	1,096,934
5% 3/1/27	500,000	539,186
Series Eight-L:
5% 4/1/28	920,000	1,007,864
5% 4/1/29	1,005,000	1,100,792
5% 4/1/35	500,000	544,758
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	891,354	893,802
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	2,113,654	2,103,496
Series 2015 A:
5% 8/1/29	1,000,000	1,065,326
5% 8/1/30	1,000,000	1,063,918
5% 8/1/31	1,000,000	1,062,746
5% 8/1/32	1,000,000	1,062,043
5% 8/1/33	1,000,000	1,061,575
Series 2016 B, 3.5% 7/1/46	3,520,000	3,576,623
Series 2019 B, 4.25% 7/1/49	3,580,000	3,728,907
Series 2020 G, 3% 1/1/51	1,400,000	1,406,682
Series 2021 D, 3% 1/1/52	1,955,000	1,964,602
Series 2021 H, 3% 7/1/52	1,250,000	1,255,500
Series 2021, 3% 7/1/51	3,885,000	3,904,810
Series B:
3.5% 7/1/50	9,130,000	9,321,837
4% 8/1/36	2,000,000	2,203,430
Series E, 3.5% 7/1/50	4,565,000	4,663,425
Series I, 3% 1/1/51	4,840,000	4,864,842
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	7,000,000	7,467,666
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	889,900
Series 2014:
5% 10/1/26	630,000	675,466
5% 10/1/27	750,000	803,748
5% 10/1/30	1,000,000	1,071,664
Series 2016:
4% 10/1/41	1,000,000	1,052,151
5% 10/1/32	1,500,000	1,677,498
5% 10/1/33	400,000	446,970
5% 10/1/35	400,000	445,521
5% 10/1/36	1,000,000	1,111,996
5% 10/1/47	2,000,000	2,189,136
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	5,555,249
5% 3/1/30	5,150,000	5,711,669
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2021 A, 5% 10/1/28	5,875,000	6,872,828
Minnesota State Gen. Fdg. Rev.:
Series 2012 B, 5% 3/1/28	4,275,000	4,287,644
Series 2014 A:
5% 6/1/27	5,000,000	5,184,109
5% 6/1/38	5,000,000	5,174,151
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,627,087
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,185,541
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35 (d)	200,000	218,035
4% 2/1/36 (d)	500,000	544,551
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,157,759
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,391,817
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	871,585
5% 1/1/24	650,000	664,764
5% 1/1/25	975,000	998,368
5% 1/1/31	1,740,000	1,781,703
Series 2016:
5% 1/1/28	500,000	548,800
5% 1/1/29	920,000	1,007,713
5% 1/1/30	520,000	569,381
5% 1/1/31	350,000	383,106
Series 2017:
5% 1/1/29	460,000	513,940
5% 1/1/31	400,000	444,815
5% 1/1/33	475,000	527,319
5% 1/1/35	520,000	576,049
Ramsey County Gen. Oblig. Series 2021 A, 5% 2/1/30	590,000	706,087
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,156,763
5% 2/1/30	955,000	1,090,659
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	275,000	289,468
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	275,000	289,468
Series 2017 A:
5% 12/1/42	1,100,000	1,217,331
5% 12/1/47	1,000,000	1,098,360
Rochester Health Care Facilities Rev.:
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/22 (Escrowed to Maturity)	350,000	353,269
5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	300,000	311,711
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	345,000	358,467
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	225,000	233,783
Series 2012, 4% 11/15/41	1,205,000	1,208,681
Series 2016 B:
5% 11/15/31	3,225,000	3,927,403
5% 11/15/35	4,000,000	5,104,630
Series 2018, 4% 11/15/48	400,000	422,540
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	950,721
5% 4/1/28	1,100,000	1,246,083
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	5,665,686
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,658,497
5% 2/1/29	5,180,000	5,826,656
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,245,418
5% 5/1/30	1,000,000	1,105,804
5% 5/1/31	1,000,000	1,104,983
5% 5/1/46	5,000,000	5,463,746
Series 2019, 5% 5/1/48	6,000,000	6,794,686
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31	1,590,000	1,790,389
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	102,080
3% 10/1/34	275,000	272,592
4% 10/1/28	500,000	534,480
4% 10/1/41	500,000	518,908
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,069,940
5% 11/1/28	1,000,000	1,068,643
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	1,974,906
5% 9/1/24	1,000,000	1,066,760
5% 9/1/25	1,345,000	1,433,093
5% 9/1/26	1,575,000	1,676,204
5% 9/1/28	1,000,000	1,062,028
5% 9/1/34	1,065,000	1,132,137
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (c)(e)	3,000,000	3,083,755
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,038,302
Series 2015 A:
5% 1/1/34	1,695,000	1,852,779
5% 1/1/36	1,000,000	1,091,959
5% 1/1/41	1,045,000	1,136,798
Series 2019 A, 5% 1/1/34	1,230,000	1,429,926
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	7,395,000	8,217,204
Series 2015 A:
5% 7/1/29	5,000,000	5,413,272
5% 7/1/30	5,015,000	5,426,246
Series 2017 A:
5% 11/15/28	460,000	520,836
5% 11/15/30	650,000	734,144
5% 11/15/31	845,000	952,972
5% 11/15/33	3,410,000	3,840,019
5% 11/15/34	665,000	747,750
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,345,830
5% 4/1/41	6,000,000	6,613,869
Series 2017 A:
5% 9/1/33	5,025,000	5,728,698
5% 9/1/37	3,880,000	4,415,816
Series 2017 B, 5% 12/1/32	2,000,000	2,294,083
Series 2019 A, 5% 4/1/44	5,000,000	5,794,237
Series 2020 A:
5% 11/1/31	1,070,000	1,292,449
5% 11/1/33	1,015,000	1,221,975
5% 11/1/45	6,050,000	7,156,281
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	5,772,467
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	514,047
5% 8/1/54	1,000,000	1,024,127
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,573,430
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/27	2,150,000	2,203,305
5% 1/1/30	1,000,000	1,024,342
Series 2015 A, 5% 1/1/31	1,820,000	2,001,756
Series 2018 A, 5% 1/1/49	2,000,000	2,273,059
White Bear Lake Independent School District #624 Gen. Oblig.:
(MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,372,268
Series 2022 A, 4% 2/1/32 (d)	4,795,000	5,364,636
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,313,724
5% 12/1/31	1,000,000	1,175,911
TOTAL MINNESOTA		611,881,491
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	190,000	207,459
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,383,132
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	110,554
4% 7/1/41	85,000	88,902
5% 7/1/27	325,000	363,103
5% 7/1/30	140,000	161,910
5% 7/1/32	340,000	395,445
TOTAL PUERTO RICO		2,710,505
TOTAL MUNICIPAL BONDS (Cost $624,184,583)		617,354,861

Municipal Notes - 1.1%
	Principal Amount (a)	Value ($)
Minnesota - 1.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.37% 4/1/22, LOC Wells Fargo Bank NA, VRDN (c) (Cost $7,110,000)	7,110,000	7,110,000

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $631,294,583)	624,464,861
NET OTHER ASSETS (LIABILITIES) - 1.8%	11,369,558
NET ASSETS - 100.0%	635,834,419

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,083,755 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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